Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Schedule of remaining contractual maturities of the lease liabilities
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	2023	2022
Within 1 year	$1,502,173	$2,882,933
After 1 year but within 2 years	770,839	1,464,200
After 2 years but within 5 years	96,376	1,294,278
After 5 years	—	1,004,752
	867,215	3,763,230
Total	$2,369,388	$6,646,163